Vanguard® Materials Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Chemicals (63.8%)
	Linde plc	2,034,167	647,150
	Sherwin-Williams Co.	985,299	326,370
	Air Products and Chemicals Inc.	871,972	250,640
	Ecolab Inc.	1,014,226	224,621
	Dow Inc.	2,937,659	161,366
	DuPont de Nemours Inc.	2,060,356	152,384
	PPG Industries Inc.	934,956	144,142
	International Flavors & Fragrances Inc.	981,056	139,477
	Corteva Inc.	2,891,960	130,138
	Albemarle Corp.	460,646	122,757
	LyondellBasell Industries NV Class A	1,054,150	91,848
	Celanese Corp. Class A	437,630	66,240
	Eastman Chemical Co.	534,808	55,775
	CF Industries Holdings Inc.	847,182	51,331
	FMC Corp.	506,884	50,785
	Mosaic Co.	1,458,863	49,922
	RPM International Inc.	511,063	46,527
	Olin Corp.	569,345	30,944
	Huntsman Corp.	831,010	26,335
*	Axalta Coating Systems Ltd.	816,435	24,754
	Valvoline Inc.	712,476	24,274
	Scotts Miracle-Gro Co.	164,958	23,901
	Ashland Global Holdings Inc.	227,405	22,984
	Balchem Corp.	127,587	20,159
	Element Solutions Inc.	878,195	20,084
	Avient Corp.	359,932	19,800
	Chemours Co.	650,056	19,307
*	Livent Corp.	636,710	19,286
	Sensient Technologies Corp.	166,160	16,166
	HB Fuller Co.	207,199	15,159
	Westlake Chemical Corp.	151,600	14,087
	Quaker Chemical Corp.	52,865	12,045
	Cabot Corp.	223,131	11,710
	NewMarket Corp.	34,402	11,397
*	Ingevity Corp.	155,486	11,181
	Tronox Holdings plc Class A	454,195	9,988
	Stepan Co.	84,034	9,471
	Minerals Technologies Inc.	132,040	8,671
	Innospec Inc.	97,174	7,890
*	Ferro Corp.	292,822	6,184
*	Kraton Corp.	126,889	5,844
	Trinseo plc	122,692	5,795

		Shares	Market Value ($000)
	AdvanSix Inc.	111,219	5,037
*	Amyris Inc.	644,292	4,420
*	Orion Engineered Carbons SA	239,960	4,211
*,1	Danimer Scientific Inc.	307,321	4,100
*	GCP Applied Technologies Inc.	173,243	4,043
*	PureCycle Technologies Inc.	276,756	3,404
	Chase Corp.	29,745	2,932
*	Origin Materials Inc.	416,519	2,828
*	Koppers Holdings Inc.	83,502	2,522
	Hawkins Inc.	75,128	2,493
	Ecovyst Inc.	162,028	1,551
	Kronos Worldwide Inc.	92,560	1,296
*	Zymergen Inc.	60,412	547
			3,148,273
Construction Materials (4.9%)
	Vulcan Materials Co.	522,576	100,146
	Martin Marietta Materials Inc.	245,668	99,130
	Eagle Materials Inc.	156,825	24,186
*	Summit Materials Inc. Class A	465,221	17,353
*	Forterra Inc.	118,463	2,818
			243,633
Containers & Packaging (13.5%)
	Ball Corp.	1,286,615	120,234
	Amcor plc	6,060,175	68,601
	Avery Dennison Corp.	326,466	66,948
	International Paper Co.	1,462,711	66,583
	Crown Holdings Inc.	517,426	54,744
	Packaging Corp. of America	374,137	48,859
	Westrock Co.	1,051,598	45,629
*	Berry Global Group Inc.	532,743	36,786
	Sealed Air Corp.	590,196	36,663
	AptarGroup Inc.	259,671	31,054
	Graphic Packaging Holding Co.	1,210,308	23,891
	Sonoco Products Co.	387,608	22,532
	Silgan Holdings Inc.	348,223	14,441
*	O-I Glass Inc.	619,467	6,857
*	Ranpak Holdings Corp. Class A	155,090	6,146
	Greif Inc. Class A	99,138	6,016
	TriMas Corp.	169,264	5,606
	Myers Industries Inc.	120,536	2,348
	Pactiv Evergreen Inc.	174,139	2,161
			666,099
Metals & Mining (16.8%)
	Freeport-McMoRan Inc.	5,782,934	214,431
	Newmont Corp.	3,148,104	172,894
	Nucor Corp.	1,156,905	122,933
	Steel Dynamics Inc.	803,915	48,074
*	Cleveland-Cliffs Inc.	1,869,340	38,041
	Reliance Steel & Aluminum Co.	249,990	37,156
	Alcoa Corp.	736,561	34,272
	Royal Gold Inc.	258,741	25,882
	US Steel Corp.	852,781	19,281
	Commercial Metals Co.	474,662	14,667
	Hecla Mining Co.	2,112,390	11,703
*	Arconic Corp.	410,047	10,957
*	MP Materials Corp.	244,806	10,757
*	Allegheny Technologies Inc.	501,904	7,147

		Shares	Market Value ($000)
	Materion Corp.	80,281	6,797
	Compass Minerals International Inc.	134,193	6,529
	Worthington Industries Inc.	131,823	6,325
*	Coeur Mining Inc.	1,014,686	5,682
	Kaiser Aluminum Corp.	62,282	5,557
	Carpenter Technology Corp.	189,558	5,209
	Schnitzer Steel Industries Inc. Class A	102,635	4,937
	Warrior Met Coal Inc.	201,904	4,339
*	Piedmont Lithium Inc. ADR	62,400	3,744
*	Century Aluminum Co.	212,023	2,805
*	Gatos Silver Inc.	162,783	2,199
*	TimkenSteel Corp.	144,142	2,064
	SunCoke Energy Inc.	327,090	1,992
	Ryerson Holding Corp.	67,646	1,585
*	McEwen Mining Inc.	1,547,457	1,532
*	Ramaco Resources Inc.	34,816	423
			829,914
Paper & Forest Products (0.9%)
	Louisiana-Pacific Corp.	375,388	24,531
*	Sylvamo Corp.	139,130	4,213
	Schweitzer-Mauduit International Inc.	123,376	3,541
	Neenah Inc.	66,191	3,077
	Glatfelter Corp.	176,545	2,908
*	Clearwater Paper Corp.	65,459	2,635
	Verso Corp. Class A	92,684	1,959
	Mercer International Inc.	168,955	1,808
			44,672
Total Common Stocks (Cost $4,242,310)			4,932,591
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2,3]	Vanguard Market Liquidity Fund, 0.077% (Cost $1,226)	12,263	1,226
Total Investments (99.9%) (Cost $4,243,536)			4,933,817
Other Assets and Liabilities—Net (0.1%)			3,375
Net Assets (100.0%)			4,937,192
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $767,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $863,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
US Steel Corp.	8/31/22	BANA	4,793	(0.060)	10	—
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,932,591	—	—	4,932,591
Temporary Cash Investments	1,226	—	—	1,226
Total	4,933,817	—	—	4,933,817
Derivative Financial Instruments
Assets
Swap Contracts	—	10	—	10